Convertible Preferred Stock (Details) - EQRx, INC. [Member] - USD ($)		1 Months Ended					9 Months Ended	12 Months Ended
	Jan. 10, 2020	Jan. 28, 2021	Jul. 31, 2020	Jun. 30, 2020	Feb. 29, 2020	Jan. 31, 2020	Sep. 30, 2021	Dec. 31, 2020	Nov. 18, 2020	Dec. 31, 2019
Convertible Preferred Stock (Details) [Line Items]
Issuance shares							98,654,203	61,794,537
Additional shares		26,133,332					107,994,846
Aggregate proceeds (in Dollars)		$ 71,700,000
Outstanding percentage							55.00%
Purchase price (in Dollars per share)							$ 2.7419
Purchase agreement, description							the Series B Initial Closing, the Company may sell, in one or more additional closings, 191,473,066 additional shares of Series B to one or more purchasers who are existing stockholders of the Company or are mutually acceptable to the Company and its board of directors, provided that (a) such subsequent closings are consummated prior to March 31, 2021, (b) each such additional purchaser becomes a party to the transaction agreements, and (c) the Company may not sell and issue more than 191,473,066 shares in aggregate in all closings under the Series B Purchase Agreement (“Series B Additional Closings”). During the year ended December 31, 2020, the Company issued a total of 181,261,150 shares of Series B for aggregate proceeds of $497.0 million in the Series B Initial Closing and through Series B Additional Closings.
Conversion of stock ,description							a. the closing of the sale of shares of common stock to the public pursuant to an effective registration statement resulting in $60.0 million in net proceeds at a price of at least $5.4838 per share, orb. the vote or written consent of at least 55% of the then outstanding Convertible Preferred Stock holders.
Price per share (in Dollars per share)							$ 2.7419
Voting percentage							55.00%
Net proceeds (in Dollars)								$ 60,000,000
Per share price								5.4838
Outstanding holders, percentage								55.00%
Minimum [Member]
Convertible Preferred Stock (Details) [Line Items]
Issuance shares		191,473,066
Maximum [Member]
Convertible Preferred Stock (Details) [Line Items]
Issuance shares		207,885,043
Series A Preferred Stock [Member]
Convertible Preferred Stock (Details) [Line Items]
Preferred stock, shares authorized (in Dollars)							$ 469,955,057
Preferred stock, par value (in Dollars per share)	$ 0.0001						$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares designated							262,070,014
Rise up, value (in Dollars)	$ 218,000,000
Issuance shares	234,257,469
Preferred stock, per share (in Dollars per share)	$ 0.9306
Sale of stock			126,262,623	126,262,623	126,262,623	126,262,623
Gross proceeds (in Dollars)			$ 117,500,000	$ 117,500,000	$ 117,500,000	$ 117,500,000
Excluding shares			27,812,545	27,812,545	27,812,545	27,812,545
Conversion price (in Dollars per share)								$ 0.9306
Preferred stock, shares issued								453,543,080
Preferred stock, designated shares							262,070,014	262,070,014		0
Purchase agreement, description	the Company entered into a Series A Preferred Stock Purchase Agreement (“Series A Purchase Agreement”), pursuant to which it could raise up to approximately $218.0 million through the issuance of up to 234,257,469 Series A shares, excluding the issuance of shares of Series A upon conversion of the October 2019 Notes, par value $0.0001 per share, for $0.9306 per share (“Series A Original Issue Price”)							(i) 55% of the holders then-outstanding, or (ii) the Company on or after June 1, 2020 (the “Second Closing”). The Company provided notice to investors that it would like to close the Second Closing in September 2020. Upon completion of the Second Closing, the Company issued the additional 107,994,846 shares of Series A at the Series A Original Issue Price.
Additional purchase of shares								107,994,846
Gross proceeds (in Dollars)								$ 100,500,000
Series B Preferred Stock [Member]
Convertible Preferred Stock (Details) [Line Items]
Preferred stock, par value (in Dollars per share)							$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares designated							207,885,043
Conversion price (in Dollars per share)								2.7419
Conversion price (in Dollars per share)								$ 2.7419
Preferred stock, shares issued									98,654,203
Preferred stock, designated shares							207,885,043	191,473,066		0
Additional purchase of shares								191,473,066
Gross proceeds (in Dollars)								$ 497,000,000
Purchase price (in Dollars per share)									$ 2.7419
Aggregates of shares								181,261,150
Per share price								2.7419
Outstanding holders, percentage								55.00%
Series A Purchase Agreement [Member]
Convertible Preferred Stock (Details) [Line Items]
Additional shares							107,994,846
Aggregate proceeds (in Dollars)							$ 100,500,000
Series B Purchase Agreement [Member]
Convertible Preferred Stock (Details) [Line Items]
Purchase agreement, description		the Company further amended the Series B Purchase Agreement to increase the number of shares of Series B that could be issued under the agreement from 191,473,066 to 207,885,043. Subsequent to December 31, 2020, the Company issued a total of 26,133,332 additional shares of Series B at the Series B Original Issued Price for aggregate proceeds of $71.7 million.
Aggregates of shares								191,473,066